Annual Total Returns[BarChart] - NVIT Mid Cap Index Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.54%)	17.47%	33.05%	9.42%	(2.53%)	20.29%	15.78%	(11.38%)	25.65%	13.11%